Investments Held in Trust Account (Tables)	12 Months Ended
Dec. 31, 2023
Investments Held in Trust Account [Abstract]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2023
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$54,075,630
Description	Level	December 31, 2022
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$100,525,498